ROYALTY AND OTHER PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Royalty And Other Property Interests [Abstract]
Disclosure of detailed information about royalty and other property interests [Table Text Block]
	Country	December 31, 2020	Net Additions	Depletion	Cumulative translation adjustments	Impairment	December 31, 2021
Royalty Interests
Gediktepe	Turkey	$-	$53,970	$-	$1,570	$-	$55,540
Leeville	USA	11,251	-	(3,029)	(78)	-	8,144
Diablillos	Argentina	-	8,912	-	-	-	8,912
Berenguela	Peru	-	2,475	-	-	-	2,475
Revelo Portfolio	Chile	1,684	-	-	-	-	1,684
Tartan Lake	Canada	-	1,238	-	-	-	1,238
Other*	Various	1,313	936	-	-	-	2,249
		14,248	67,531	(3,029)	1,492	-	80,242
Other Property Interests
Perry Portfolio	Canada	2,421	(587)	-	-	(156)	1,678
Other*	Various	1,827	(260)	-	-	(132)	1,435
		4,248	(847)	-	-	(288)	3,113
Total		$18,496	$66,684	$(3,029)	$1,492	$(288)	$83,355
*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.
	Country	December 31, 2019	Net Additions	Depletion	Cumulative translation adjustments	Impairment	December 31, 2020
Royalty Interests
Leeville	USA	$12,583	$-	$(1,123)	$(209)	$-	$11,251
Revelo Portfolio	Chile	-	1,684	-	-	-	1,684
Other*	Various	905	408	-	-	-	1,313
		13,488	2,092	(1,123)	(209)	-	14,248
Other Property Interests
Perry Portfolio	Canada	-	2,421	-	-	-	2,421
Other*	Various	1,546	281	-	-	-	1,827
		1,546	2,702	-	-	-	4,248
Total		$15,034	$4,794	$(1,123)	$(209)	$-	$18,496
*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Canada and the U.S.A.

Disclosure of payments under asset purchase agreement [Table Text Block]
	Gold Line Cash Payments (USD)	EMX Shares (USD)	Gold Line Shares (USD)
Upon signing of the agreement (paid and issued)	$750	$375	$375
First anniversary of the purchase agreement (paid and issued)	1,500	500	500
Second anniversary of the purchase agreement	1,750	625	625
Third anniversary of the purchase agreement	3,000	-	-
Total	$7,000	$1,500	$1,500

Disclosure of payments to be received under agreement [Table Text Block]
	Cash Payments (USD)	Gold Line Shares (USD)
Upon signing of the agreement (received)	$-	$375
First anniversary of the purchase agreement (received)	250	250
Second anniversary of the purchase agreement	313	313
Total	$563	$938

Disclosure of detailed information about project and royalty generation costs [Table Text Block]
	Fennoscandia	USA	Turkey	Australia	Canada	South America and other	General Royalty and Project Investigation cost	Total
Administration costs	$357	$264	$79	$1	$2	$1	$148	$852
Drilling, technical, and support costs	1,647	2,372	32	60	-	37	83	4,231
Personnel	1,423	1,979	225	144	101	19	2,172	6,063
Professional costs	366	11	84	156	-	205	598	1,420
Property costs	993	2,676	-	-	71	-	-	3,740
Share-based payments	493	766	59	15	-	29	175	1,537
Travel	122	15	20	-	1	14	140	312
Total Expenditures	5,401	8,083	499	376	175	305	3,316	18,155
Recoveries from partners	(3,939)	(4,722)	-	-	-	-	-	(8,661)
Net Expenditures	$1,462	$3,361	$499	$376	$175	$305	$3,316	$9,494
	Fennoscandia	USA	Turkey	Australia	Canada	South America and other	General Royalty and Project Investigation cost	Total
Administration costs	$136	$178	$1	$12	$-	$-	$105	$432
Drilling, technical, and support costs	323	4,734	115	114	36	-	-	5,322
Personnel	1,020	1,971	7	5	-	-	1,929	4,932
Professional costs	243	10	64	171	-	64	514	1,066
Property costs	1,279	2,005	-	-	-	4	-	3,288
Share-based payments	116	310	23	10	-	7	661	1,127
Travel	127	14	-	-	-	-	84	225
Total Expenditures	3,244	9,222	210	312	36	75	3,293	16,392
Recoveries from partners	(1,606)	(6,347)	-	(9)	-	-	-	(7,962)
Net Expenditures	$1,638	$2,875	$210	$303	$36	$75	$3,293	$8,430